SMRF DEPOSITOR, LLC ABS-15G

Exhibit 99.12

Loan Level Exceptions
Run Date - XX/XX/XXXX
Recovco Loan ID	Loan #1	Loan #2	ALT ID	Project Name	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Resolved Exceptions	Acknowledged Exceptions
XXXXXXXX	XXXXXXXXX	437221299	XXXX	3	2	1	1	3	1	1	2	*** (CURED) TRID - Zero tolerance violation - EV R
COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fee(s) on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Underwriting Fee. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).	*** (WAIVED) TRID- SPL late - EV W
																COMMENT: The Service Provider List issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX . As a result, fees that the borrower could shop for were tested under 10% tolerance. The defect can be resolved by providing the SPL that was provided to the consumer within 3 business days of application.
XXXXXXXX	XXXXXXXXX	437221204	XXXX	3	2	1	3	3	1	2	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) and This loan failed the charges that in total cannot increase more than 10% (12 CFR §1026.19(e)(3)(ii)) Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at  $XXX  and will not reset. The violation may be cured if documentation is provided showing disclosures were delivered timely.

*** (CURED) TRID- Initial LE timing fail - EV R
															COMMENT: The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX . If a Loan Estimate was given within 3 days of the application, the defect can be resolved by providing such disclosure.	*** (WAIVED) Per Appr prop in flood zone but flood certs = no - EV W COMMENT: Flood cert in file shows the flood zone as X500. Appraisal shows the flood zone a AE which would require flood insurance.
XXXXXXXX	XXXXXXXXX	437221679	XXXX	3	2	3	1	1	2	1	1	*** (WAIVED) Mortgage history for primary residence less than 12 months - EV W
																COMMENT: The guidelines section 7.4 requires housing history ratings must be obtained for the subject property and the borrower’s primary residence. The file is missing evidence of the borrower’s primary residence payment history
XXXXXXXX	XXXXXXXXX		437221294	XXXX	3	2	3	1	1	2	1	1				*** (WAIVED) Mortgage history for primary residence less than 12 months - EV W COMMENT: Missing 12 months verification of rental/mortgage history as required per lender guidelines.
XXXXXXXX	XXXXXXXXX		437221642	XXXX	2	2	2	1	1	2	1	1				*** (WAIVED) Mortgage history for primary residence less than 12 months - EV W COMMENT: Borrower recently purchased primary residence. Only has ten months reviewed per documents in file.
XXXXXXXX	XXXXXXXXX	437221322	XXXX	3	2	3	1	2	1	1	2	*** (CURED) Application Missing - EV R
COMMENT:   The Final 1003 is missing from the loan file.

*** (CURED) VOM or VOR missing/required - EV R
COMMENT: Missing 12 month mortgage history required per lender guidelines.	*** (WAIVED) Missing TRID RESPA Disclosures - EV W
																COMMENT: The CD issued onXX/XX/XXXX does not reflect the correct Estimated Escrow under the Projected Payments when compared to the Initial Escrow Account Disclosure
XXXXXXXX	XXXXXXXXX	437221208	XXXX	3	2	1	1	3	1	1	2	*** (CURED) TRID - Zero tolerance violation - EV R
COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Appraisal fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).	*** (WAIVED) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV W
																COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date, XX/XX/XXXX. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.
XXXXXXXX	XXXXXXXXX	437221258	XXXX	3	2	1	1	3	1	1	2	*** (CURED) TRID - Zero tolerance violation - EV R
COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Appraisal Fee on disclosure XX/XX/XXXX was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within 3 business days of the change. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a date for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).	*** (WAIVED) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV W
																COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date, XX/XX/XXXX . Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.
XXXXXXXX	XXXXXXXXX	437221196	XXXX	3	2	3	1	3	1	1	2	*** (CURED) Missing Documentation - EV R
COMMENT:   Per guidelines on bank statements loan, CPA letter or equivalent document required to show borrower is self employed with ownership greater than 25%.

*** (CURED) TRID - Zero tolerance violation - EV R
COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)). The increase to the following fee on XX/XX/XXXX & XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Points. The addition of the following fees on PCCD XX/XX/XXXX was not accepted because the change occurred after consummation: Transfer Taxes. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).	*** (WAIVED) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV W
																COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date, XX/XX/XXXX . Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.
XXXXXXXX	XXXXXXXXX	437221203	XXXX	3	2	1	1	3	1	1	2	*** (WAIVED) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV W
																COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date, XX/XX/XXXX . Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.
XXXXXXXX	XXXXXXXXX	437221643	XXXX	3	2	3	1	1	2	1	1	*** (CURED) Credit history insufficient/does not meet guidelines (ATR) - EV R
COMMENT:   The guidelines, section 7.1, states that each applicant must have three trade lines and a credit history covering 24 months. The fully completed credit report is missing from the loan file, the trade line requirements could not be verified.

*** (CURED) Missing credit report - EV R
COMMENT:   The guidelines, chapter 7, states that a credit report is required from all Applicants. The fully completed credit report is not found in the loan file, only a supplement credit report is in the loan file.

*** (CURED) VOM or VOR missing/required - EV R
COMMENT: The guidelines, section 7.4, states that 12 months of housing payment history is required either through the credit report or a VOM/VOR. The loan file does not include a completed credit report, VOM, or VOR to determine housing payment history.	*** (WAIVED) Missing Documentation - EV W
																COMMENT: The guidelines, section 5.2.6, states that if the appraisal shows that the property is tenant occupied a lease agreement is required. The appraisal found in the loan file shows that the property is tenant occupied but there are no lease agreements found.
XXXXXXXX	XXXXXXXXX	437220123	XXXX	3	2	3	1	1	2	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT: Guideline 14.1: Hazard Insurance (pg. 75) indicates, "Starwood Non-Agency Lending will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in XXX Hazard Insurance Financial Stability Ratings - XXX .; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.	*** (WAIVED) Loan does not conform to program guidelines - EV W
																COMMENT: Per guidelines, copy of lease required for tenant occupied properties. Appraisal shows property is occupied. Copy of lease agreement missing from loan file.
XXXXXXXX	XXXXXXXXX	437221701	XXXX	2	2	2	1	1	2	1	1	*** (WAIVED) Income documentation does not meet guidelines - EV W
																COMMENT: P & L statement program. P & L must be audited by a CPA/EA/licensed taxpayer. P & L's reflected within the file was completed and signed by the borrower. P & L found on page 208.
XXXXXXXX	XXXXXXXXX	437221349	XXXX	3	2	3	1	1	2	1	1	*** (WAIVED) DSCR Is Not Eligible - EV W
																COMMENT: DSCR of 0.904 is less than 1.0 required per guidelines. Lender used higher amount of Market rents when calculating DSCR. Lease agreement in file showing monthly rent of $XXX . Lower of Lease amount and market rents to be used per guidelines.
XXXXXXXX	XXXXXXXXX	437221310	XXXX	3	2	3	1	1	2	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT: Guideline 12.1: Hazard Insurance (pg. 65) indicates, "Nations Direct Mortgage will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in XXX Hazard Insurance Financial Stability Ratings - XXX .; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.	*** (WAIVED) Borrower(s) LTV Requirement (Fail) - EV W
																COMMENT: The LTV for this transaction is 77.89% and the maximum allowed is 75%; a violation of guideline maximum LTV exists. Guideline 10.12: Exceptions (pg. 62) indicates, "If the approval of a loan constitutes a deviation from the Underwriting Guideline, the deviation will be classified as an exception. The loan included an approved exception.
XXXXXXXX	XXXXXXXXX	437221674	XXXX	3	2	3	1	1	2	1	1	*** (WAIVED) Borrower(s) LTV Requirement (Fail) - EV W
COMMENT:   The guidelines, page 85 allow an LTV of 80% when the credit score is between 680-719 and the loan purpose is a purchase.  The loan closed with an LTV of 85%, the borrower’s qualifying score is 718 and the loan is a purchase.  The LTV exceeds the max allowed LTV.

*** (WAIVED) Original CLTV does not meet eligibility requirement(s) - EV W
COMMENT:   The guidelines, page 85 allow an LTV of 80% when the credit score is between 680-719 and the loan purpose is a purchase.  The loan closed with an LTV of 85%, the borrower’s qualifying score is 718 and the loan is a purchase.  The LTV exceeds the max allowed LTV.

*** (WAIVED) Original LTV (OLTV) does not meet eligibility requirement(s) - EV W
																COMMENT: The guidelines, page 85 allow an LTV of 80% when the credit score is between 680-719 and the loan purpose is a purchase. The loan closed with an LTV of 85%, the borrower’s qualifying score is 718 and the loan is a purchase. The LTV exceeds the max allowed LTV.
XXXXXXXX	XXXXXXXXX	437221691	XXXX	3	2	3	1	1	2	1	1	*** (WAIVED) Borrower(s) LTV Requirement (Fail) - EV W
COMMENT:   The guidelines, Investor Matrix allow a max LTV of 80% when the credit score is 680-719 and the loan amount max is  $XXX .  The loan closed with a LTV of 84.919%., the borrower’s qualifying score is 705 and the loan amount is  $XXX .  The LTV exceeds the max allowed LTV.

*** (WAIVED) Original LTV (OLTV) does not meet eligibility requirement(s) - EV W
																COMMENT: The guidelines, Investor Matrix allow a max LTV of 80% when the credit score is 680-719 and the loan amount max is $XXX . The loan closed with a LTV of 84.919%., the borrower’s qualifying score is 705 and the loan amount is $XXX . The LTV exceeds the max allowed LTV.
XXXXXXXX	XXXXXXXXX		437221223	XXXX	3	2	1	3	1	1	2	1			*** (CURED) Appraised value not supported. Form Type and CU Score - EV R COMMENT: Missing Third Party Valuation to Support Appraisal value within 10%.	*** (WAIVED) Appraisal is stale dated without recertification in file - EV W COMMENT: Stale dated appraisal 123 days with no recert. Appraisal Date XX/XX/XXXX ; Note Date XX/XX/XXXX
XXXXXXXX	XXXXXXXXX		437221681	XXXX	3	1	3	1	1	1	1	1			*** (CURED) VOM or VOR missing/required - EV R COMMENT: Missing mortgage history for the primary mortgage and HELOC that is being paid off by the subject loan.
XXXXXXXX	XXXXXXXXX		437221210	XXXX	3	1	3	1	1	1	1	1			*** (CURED) VOM or VOR missing/required - EV R COMMENT: Missing 12 month rental history per guidelines.
XXXXXXXX	XXXXXXXXX	437221214	XXXX	3	1	3	1	1	1	1	1	*** (CURED) VOM or VOR missing/required - EV R
															COMMENT: If an Applicant has a private mortgage, the most recent 12 months’ consecutive canceled checks (front and back). A VOM from a private note holder may be utilized in lieu of canceled checks and/or a copy of the note.
XXXXXXXX	XXXXXXXXX	437221243	XXXX	3	1	3	1	1	1	1	1	*** (CURED) VOM or VOR missing/required - EV R
															COMMENT: A fully completed and signed VORs from a professional management company or the most recent 12 months’ consecutive canceled checks (front and back) along with a copy of the lease were not provided.
XXXXXXXX	XXXXXXXXX		437221641	XXXX	3	1	1	3	1	1	1	1			*** (CURED) Value used by lender not supported - EV R COMMENT: Missing Third Party Valuation Product to support the appraisal value within 10% variance.
XXXXXXXX	XXXXXXXXX	437221324	XXXX	3	1	1	1	3	1	1	1	*** (CURED) TRID- Initial CD delivery date test fail - EV R
															COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.
XXXXXXXX	XXXXXXXXX	437221226	XXXX	3	2	1	1	3	1	1	2	*** (CURED) TRID- Initial CD delivery date test fail - EV R
															COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.
XXXXXXXX	XXXXXXXXX	437221212	XXXX	3	1	1	1	3	1	1	1	*** (CURED) TRID- Initial CD delivery date test fail - EV R
															COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.
XXXXXXXX	XXXXXXXXX	437221636	XXXX	3	1	1	1	3	1	1	1	*** (CURED) TRID- Initial CD delivery date test fail - EV R
															COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.
XXXXXXXX	XXXXXXXXX	437221271	XXXX	3	1	1	1	3	1	1	1	*** (CURED) TRID - Zero tolerance violation - EV R
															COMMENT: This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The lender credit decreased on the CD issued on XX/XX/XXXX without a valid change of circumstance. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
XXXXXXXX	XXXXXXXXX	437221244	XXXX	3	1	1	1	3	1	1	1	*** (CURED) TRID - Zero tolerance violation - EV R
															COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase/addition to the following fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Discount Points, Broker Fee. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
XXXXXXXX	XXXXXXXXX	437221704	XXXX	3	2	1	1	3	1	1	2	*** (CURED) TRID - Zero tolerance violation - EV R
															COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Transfer Tax fee on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
XXXXXXXX	XXXXXXXXX	437221297	XXXX	3	2	1	1	3	1	1	2	*** (CURED) TRID - Zero tolerance violation - EV R
															COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Appraisal. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
XXXXXXXX	XXXXXXXXX	437221320	XXXX	3	1	1	1	3	1	1	1	*** (CURED) TRID - Zero tolerance violation - EV R
															COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Points - Loan Discount Fee, 2nd Appraisal Fee, Appraisal re-Inspection Fee and Credit report fee. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). A partial reimbursement of $XXX was given at closing.
XXXXXXXX	XXXXXXXXX	437221303	XXXX	3	2	1	1	3	1	1	2	*** (CURED) TRID - Zero tolerance violation - EV R
															COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees Appraisal Fee on XX/XX/XXXX and Points on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).
XXXXXXXX	XXXXXXXXX	437221309	XXXX	3	2	1	1	3	1	1	2	*** (CURED) TRID - Zero tolerance violation - EV R
															COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Appraisal fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label). "
XXXXXXXX	XXXXXXXXX	437221209	XXXX	3	1	1	1	3	1	1	1	*** (CURED) TRID - Zero tolerance violation - EV R
															COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Appraisal Fee on disclosure XX/XX/XXXX was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within 3 business days of the change. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a date for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label). A partial reimbursement of $XXX was given at closing however not enough to cure violation.
XXXXXXXX	XXXXXXXXX	437221661	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Title issue - EV R
															COMMENT: Preliminary title report in the file shows an open tax lien dated XX/XX/XXXX for $XXX . No evidence in the file showing the tax lien has been paid or is being paid at closing.
XXXXXXXX	XXXXXXXXX	437221676	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Mortgage history for primary residence less than 12 months - EV R
															COMMENT: The guidelines section 7.4 requires housing history ratings must be obtained for the subject property and the borrower’s primary residence. The file is missing evidence of the borrower’s primary residence payment history
XXXXXXXX	XXXXXXXXX		437221236	XXXX	3	1	3	1	2	1	1	1			*** (CURED) Mortgage history for primary residence less than 12 months - EV R COMMENT: Missing verification of rental history for the most recent 12 months as required by program guidelines.
XXXXXXXX	XXXXXXXXX		437221216	XXXX	3	1	3	1	2	1	1	1			*** (CURED) Mortgage history for primary residence less than 12 months - EV R COMMENT: Missing verification of rent for the prior 12 months to closing per lender guidelines
XXXXXXXX	XXXXXXXXX		437221205	XXXX	3	1	3	1	1	1	1	1			*** (CURED) Mortgage history for primary residence less than 12 months - EV R COMMENT: Lender to provide a 12 month mortgage/housing history for B1.
XXXXXXXX	XXXXXXXXX		437221268	XXXX	3	1	3	1	1	1	1	1			*** (CURED) Mortgage history for primary residence less than 12 months - EV R COMMENT: Lender requires a twelve month rental history. History to meet lender guides is not in file.
XXXXXXXX	XXXXXXXXX	437221255	XXXX	3	1	1	1	3	1	1	1	*** (CURED) Missing TRID RESPA Disclosures - EV R
															COMMENT: The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.
XXXXXXXX	XXXXXXXXX	437221230	XXXX	3	1	1	1	3	1	1	1	*** (CURED) Missing TRID RESPA Disclosures - EV R
															COMMENT: A revised disclosure was not provided to the consumer within 3 business days of the rate lock date, XX/XX/XXXX. Per regulation, when there is a rate lock, the creditor must provide a revised disclosure within three business days.
XXXXXXXX	XXXXXXXXX	437221211	XXXX	3	1	3	1	3	1	1	1	*** (CURED) Missing sufficient employment documentation (ATR) - EV R
COMMENT:   Per lender guidelines CPA letter required on all bank statements loan to determine business ownership and expense ratio.

*** (CURED) TRID - Zero tolerance violation - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition to the Points - Loan Discount Fee and Mortgage Broker Fee  on disclosure XX/XX/XXXX was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within 3 business days of the change.  A cost to cure in the amount of  $XXX  is required. The defect can be cured by reimbursing the consumer or by providing a date for the  change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label). "

*** (CURED) TRID- Initial CD delivery date test fail - EV R
															COMMENT: "his loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.
XXXXXXXX	XXXXXXXXX		437221280	XXXX	3	1	3	1	1	1	1	1			*** (CURED) Missing sufficient employment documentation (ATR) - EV R COMMENT: Missing CPA letter to verify borrowers self employment per guidelines.
XXXXXXXX	XXXXXXXXX	437221242	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing income documentation (ATR) - EV R
															COMMENT: Per the guidelines, in addition to the 12 months consecutive personal bank statements, the borrowers are to provide 3 months of business statements to verify that income is coming from applicant’s business. There are no business bank statements in the file.
XXXXXXXX	XXXXXXXXX		437221687	XXXX	3	1	3	1	1	1	1	1			*** (CURED) Missing income documentation (ATR) - EV R COMMENT: missing XX/XX Bank Statements for account ending in #XXX to support 12 months business bank statements.
XXXXXXXX	XXXXXXXXX	437221707	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing income documentation (ATR) - EV R
															COMMENT: Missing 10 months of business bank statements to determine income and per the guidelines 12 month bank statements are required. Statements start on page 247
XXXXXXXX	XXXXXXXXX		437221254	XXXX	3	1	1	3	2	1	1	1			*** (CURED) Missing flood cert - EV R COMMENT: Missing flood certification from the loan file.
XXXXXXXX	XXXXXXXXX	437221276	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The tax and insurance info sheet on page 659 shows there are two insurance fees for the subject. . There is a dec page for the XXX $XXX  The other hazard insurance premium is  $XXX . There is no documentation in the file to show what this fee is attached to. Lender to provide the other hazard insurance dec page.

*** (CURED) Mortgage not properly executed - EV R
															COMMENT: The following section(s) of the Security Instrument (Mortgage/Deed of Trust) are incomplete: Pages 3 - 11 are missing. Only pages 1, 2, 12, 13, and 14 were provided.
XXXXXXXX	XXXXXXXXX	437221295	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
															COMMENT: The loan application reflects the borrower is a Non-Permanent Resident Alien. The Guideline 2.3 requires a Visa or EAD. The file did not include a copy of the borrowers Visa or EAD.
XXXXXXXX	XXXXXXXXX	437221689	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
															COMMENT: The guidelines, section 13.2, states that the trust documents are required to verify who the trustees are. The trust documents are missing from the loan file.
XXXXXXXX	XXXXXXXXX	437221666	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
															COMMENT: The final 1003 p.25 shows the borrower owns an investment property at XXX, XXX, XXX. Per the mortgage statement p.133, the mortgage payment does not include escrows. The HOI is on p.131. However, the loan file is missing documentation verifying the property taxes for this property.
XXXXXXXX	XXXXXXXXX	437221301	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The file does not include a 12 month payment history for the loan being paid-off.  Guideline 7.4: Housing Payment History, for Mortgages/HELOCS (pg. 50) indicates, "If an Applicant has a mortgage from an institutional lender not reporting on credit, a fully signed completed and signed VOM may be utilized."

*** (CURED) Hazard Insurance - EV R
COMMENT:   Guideline 14.1:  Hazard Insurance (pg. 75) indicates, "Starwood Non-Agency Lending will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company;  “A” or better rating in XXX  Hazard Insurance Financial Stability Ratings - XXX .; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
															COMMENT: The file does not include a copy of the final settlement statement for the subject transaction.
XXXXXXXX	XXXXXXXXX	437221677	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   The CPA letter in the file (p180) was insufficient for the bank statement program - it failed to state the borrower’s length of self-employment and whether the business/Applicant were active and/or in good standing.

*** (CURED) Missing Doc - EV R
															COMMENT: The file was missing a legible 1008.
XXXXXXXX	XXXXXXXXX	437221239	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
															COMMENT: The borrower self-identified as a Permanent Residence Alien and the file includes a copy of the expired (XX/XX/XXXX ) I-551. Guideline 2.2 (pg. 10) requires an unexpired I-551 card or a temporary I-551 stamp on an unexpired foreign passport. A copy of this required documentation must be obtained and uploaded to the file.
XXXXXXXX	XXXXXXXXX	437221265	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
															COMMENT: Per the 1003, the borrower is a Permanent Resident, however, missing form I-551 (Green Card) card or temporary I-551 stamp on an un expired foreign passport is not in the file.
XXXXXXXX	XXXXXXXXX	437221675	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   Missing evidence of the lease agreements for the borrowers 5 investment properties.  The application shows over  $XXX  per month in rental income, however no lease agreements or tax returns provided to verify rental income.

*** (CURED) Note is missing or unexecuted - EV R
COMMENT:   The Note is missing. The defect can be resolved by providing the executed missing document.

*** (CURED) State Specific Disclosure - EV R
															COMMENT: The loan file is missing the TX 12 Day Disclosure, required for Texas 50(a)(6) cash-out refinance transactions.
XXXXXXXX	XXXXXXXXX		437221680	XXXX	3	1	3	1	1	1	1	1			*** (CURED) Missing Documentation - EV R COMMENT: Missing evidence of Borrowers 1 and 2 permanent resident status (Pg 32, 41).
XXXXXXXX	XXXXXXXXX		437221688	XXXX	3	1	3	1	1	1	1	1			*** (CURED) Missing Documentation - EV R COMMENT: Missing documentation to evidence the Borrowers non-permanent resident alien status (Pg 17).
XXXXXXXX	XXXXXXXXX	437221637	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   Credit report contains a fraud alert requiring the borrower to acknowledge that the credit application is their own.  LOX or processor's certification required to acknolwedge same.

*** (CURED) Title issue - EV R
COMMENT:   Title report shows delinquent taxes /tax default of the subject in the amount of  $XXX  as if XX/XX/XXXX .  Provide evidence this amount is paid in full and released/satisfied and clear on final title.

*** (CURED) Title reports unpaid liens - EV R
															COMMENT: Provide clear final title that does not show an exception for the tax lien/tax default of $XXX listed on preliminary title.
XXXXXXXX	XXXXXXXXX	437221269	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing Doc - EV R
COMMENT:   The original application reflects child support payments of   $XXX  used as liability.  Guidelines require child support documented with either the divorce decree, separation agreement, court order, or notarized agreement signed by all parties and their attorneys.

*** (CURED) Mortgage history for primary residence less than 12 months - EV R
															COMMENT: Missing verification of rental history in the file.
XXXXXXXX	XXXXXXXXX		437221332	XXXX	3	1	3	1	1	1	1	1			*** (CURED) Missing Doc - EV R COMMENT: The Business Purpose & Occupancy Affidavit on page 369 is not executed. The file did not include the executed business purpose certification.
XXXXXXXX	XXXXXXXXX	437221713	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing asset documentation (ATR) - EV R
COMMENT:   Missing source of funds needed to close.  File provided shows a copy of a check for  $XXX  (pg 396), however no source of the funds provided.  Need evidence of the source of the funds.

*** (CURED) Mortgage history for primary residence less than 12 months - EV R
COMMENT:   Subject property is a primary purchase. Borrowers departing residence appears to be free & clear as no mortgage reflected within the credit report

*** (CURED) VOM or VOR missing/required - EV R
															COMMENT: Missing 12 months housing history.
XXXXXXXX	XXXXXXXXX	437221319	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Missing asset documentation (ATR) - EV R
COMMENT:   Missing assets reflected on final 1003 to meet the minimum assets reserve requirement per lender guidelines.

*** (CURED) Missing sufficient employment documentation (ATR) - EV R
															COMMENT: Missing verification from third party source of employment as required by lender guidelines.
XXXXXXXX	XXXXXXXXX	437221694	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Loan does not conform to program guidelines - EV R
															COMMENT: Per guidelines, if property is tenant occupied, copy of lease is required. Appraisal shows property is tenant occupied, but lease agreement is missing from the loan file.
XXXXXXXX	XXXXXXXXX	437221326	XXXX	3	1	3	1	1	1	1	1	*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   The loan file is missing the final HUD executed by the borrower or stamped certified by the settlement agent.

*** (CURED) Not all borrowers signed HUD - EV R
															COMMENT: The loan file is missing the final HUD executed by the borrower or stamped certified by the settlement agent.
XXXXXXXX	XXXXXXXXX		437221698	XXXX	3	1	3	1	1	1	1	1			*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R COMMENT: The HUD is missing from the loan file.
XXXXXXXX	XXXXXXXXX		437221323	XXXX	3	1	3	1	1	1	1	1			*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R COMMENT: The file is missing the final HUD1 executed by the borrower or copy stamped certified by the settlement agent.
XXXXXXXX	XXXXXXXXX	437221259	XXXX	3	1	3	1	1	1	1	1	*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   The file does not include a copy of the final settlement statement for the subject transaction.  A copy of the required documentation must be obtained and uploaded to the file.

*** (CURED) Not all borrowers signed HUD - EV R
															COMMENT: The file does not include a signed copy of the final settlement statement for the subject transaction. A copy of the required documentation must be obtained and uploaded to the file.
XXXXXXXX	XXXXXXXXX		437221278	XXXX	3	1	3	1	1	1	1	1			*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R COMMENT: The file does not include a copy of the final settlement statement for the subject transaction.
XXXXXXXX	XXXXXXXXX	437221293	XXXX	3	1	3	1	1	1	1	1	*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   A copy of the final settlement statement for the subject loan is not found in the file.  A copy of this required document must be obtained and uploaded to the file.

*** (CURED) missing documents  - EV R
															COMMENT: The borrower owns a property with a private; non-reporting mortgage. The file includes only 6 months of canceled checks documenting payment on that debt, but a copy of that mortgage note is not found in the file. Guideline 7.4: Housing Payment History (pg. 50); Mortgages/HELOCs, requires, “If an Applicant has a private mortgage, the most recent 12 months’ consecutive canceled checks (front and back) along with a copy of the note must be provided. A VOM from a private note holder may be utilized in lieu of canceled checks and/or a copy of the note.” A copy of all these applicable, required, documents must be obtained and uploaded to the file.
XXXXXXXX	XXXXXXXXX		437221352	XXXX	3	1	3	1	1	1	1	1			*** (CURED) Hazard Insurance - EV R COMMENT: The hazard insurance rating agency certification is not found in the file.
XXXXXXXX	XXXXXXXXX		437221329	XXXX	3	1	3	1	1	1	1	1			*** (CURED) Hazard Insurance - EV R COMMENT: The hazard insurance rating agency certification is not found in the file.
XXXXXXXX	XXXXXXXXX		437221237	XXXX	3	1	3	1	1	1	1	1			*** (CURED) Hazard Insurance - EV R COMMENT: The hazard insurance rating agency certification is not found in the file.
XXXXXXXX	XXXXXXXXX	437221334	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   The file does not include a copy of the insurance carrier rating form, from one of the acceptable Insurer Rating agencies.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
															COMMENT: The final settlement statement is not found in the file documents.
XXXXXXXX	XXXXXXXXX		437221346	XXXX	3	1	3	1	1	1	1	1			*** (CURED) Hazard Insurance - EV R COMMENT: The file does not include a copy of the insurance carrier rating form, from one of the acceptable Insurer Rating agencies.
XXXXXXXX	XXXXXXXXX		437221343	XXXX	3	1	3	1	1	1	1	1			*** (CURED) Hazard Insurance - EV R COMMENT: The file does not include a copy of the insurance carrier rating form, from one of the acceptable Insurer Rating agencies.
XXXXXXXX	XXXXXXXXX	437220125	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
															COMMENT: The file does not include a copy of the hazard insurance rating agency certification. Guideline 14.1 Hazard Insurance (pg. 75) requires, "The subject property must be protected (including when vacant) against loss or damage from fire and other perils with a Homeowners/Master Casualty Policy, through a company, which has an acceptable rating to Starwood Non-Agency Lending. Starwood Non-Agency Lending will accept hazard insurance policies from a carrier rated: A.M. Best Company - “B” or better financial strength rating in Best’s Insurance Reports, XXX . - “A” or better rating in XXX Hazard Insurance Financial Stability Ratings, Standard and Poor’s Inc. - “BBB” or better insurer financial strength rating in Standard and Poor’s Rating Direct Insurance Services." A copy of this required documentation must be obtained and uploaded to the file.
XXXXXXXX	XXXXXXXXX	437221286	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   Guideline 14.1: Hazard Insurance (pg. 75) indicates, "Starwood Non-Agency Lending will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in XXX  Hazard Insurance Financial Stability Ratings - XXX .; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   The file does not include a copy of the final settlement statement for the subject transaction.

*** (CURED) Not all borrowers signed HUD - EV R
															COMMENT: The file does not include a copy of the signed, final settlement statement for the subject transaction.
XXXXXXXX	XXXXXXXXX	437221275	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
															COMMENT: Guideline 14.1: Hazard Insurance (pg. 75) indicates, "Starwood Non-Agency Lending will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in XXX Hazard Insurance Financial Stability Ratings - XXX .; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.
XXXXXXXX	XXXXXXXXX	437221270	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
															COMMENT: Guideline 14.1: Hazard Insurance (pg. 75) indicates, "Starwood Non-Agency Lending will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in XXX Hazard Insurance Financial Stability Ratings - XXX .; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.
XXXXXXXX	XXXXXXXXX	437221260	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   Guideline 14.1: Hazard Insurance (pg. 75) indicates, "Starwood Non-Agency Lending will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in XXX  Hazard Insurance Financial Stability Ratings - XXX .; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
															COMMENT: The file does not include a signed copy of the final settlement statement for the subject transaction.
XXXXXXXX	XXXXXXXXX	437221246	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
															COMMENT: Guideline 14.1: Hazard Insurance (pg. 75) indicates, "Starwood Non-Agency Lending will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in XXX Hazard Insurance Financial Stability Ratings - XXX .; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.
XXXXXXXX	XXXXXXXXX	437221240	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
															COMMENT: Guideline 14.1: Hazard Insurance (pg. 75) indicates, "Starwood Non-Agency Lending will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in XXX Hazard Insurance Financial Stability Ratings - XXX .; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.
XXXXXXXX	XXXXXXXXX	437221232	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
															COMMENT: Guideline 14.1: Hazard Insurance (pg. 75) indicates, "Starwood Non-Agency Lending will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in XXX Hazard Insurance Financial Stability Ratings - XXX .; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.
XXXXXXXX	XXXXXXXXX	437220124	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
															COMMENT: Guideline 14.1: Hazard Insurance (pg. 75) indicates, "Starwood Non-Agency Lending will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in XXX Hazard Insurance Financial Stability Ratings - XXX .; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.
XXXXXXXX	XXXXXXXXX	437221634	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   Guideline 14.1: Hazard Insurance (pg. 75) indicates, "Star wood Non-Agency Lending will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Bests Insurance Reports - A.M. Best Company; “A” or better rating in Demotes Hazard Insurance Financial Stability Ratings - Demo tech, Inc.; “BBB” - Standard and Poor Inc. The file does not include a copy of the hazard insurance rating certification.

*** (CURED) Mortgage missing / unexecuted - EV R
															COMMENT: The mortgage is not executed.
XXXXXXXX	XXXXXXXXX	437221317	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
															COMMENT: Guideline 14.1: Hazard Insurance (pg. 75) indicates, "Star wood Non-Agency Lending will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Bests Insurance Reports - A.M. Best Company; “A” or better rating in Demotes Hazard Insurance Financial Stability Ratings - Demo tech, Inc.; “BBB” - Standard and Poor Inc. The file does not include a copy of the hazard insurance rating certification.
XXXXXXXX	XXXXXXXXX	437221251	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
															COMMENT: Guideline 14.1: Hazard Insurance (pg. 75) indicates, "Starwood Non-Agency Lending will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in XXX Hazard Insurance Financial Stability Ratings - XXX .; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.
XXXXXXXX	XXXXXXXXX	437221305	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   Guideline 14.1:  Hazard Insurance (pg. 75) indicates, "Starwood Non-Agency Lending will accept hazard insurance policies from a carrier rated:  “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company;  “A” or better rating in XXX  Hazard Insurance Financial Stability Ratings - XXX .; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   The file does not include a copy of the final settlement statement for the subject transaction.

*** (CURED) Not all borrowers signed HUD - EV R
															COMMENT: The file does not include a signed copy of the final settlement statement for the subject transaction.
XXXXXXXX	XXXXXXXXX	437221289	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   Guideline 14.1:  Hazard Insurance (pg. 75) indicates, "Starwood Non-Agency Lending will accept hazard insurance policies from a carrier rated:  “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company;  “A” or better rating in XXX  Hazard Insurance Financial Stability Ratings - XXX .; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
															COMMENT: The file does not include a copy of the final settlement statement for the subject transaction. t
XXXXXXXX	XXXXXXXXX	437221285	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   Guideline 14.1:  Hazard Insurance (pg. 75) indicates, "Starwood Non-Agency Lending will accept hazard insurance policies from a carrier rated:  “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company;  “A” or better rating in XXX  Hazard Insurance Financial Stability Ratings - XXX .; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
															COMMENT: The file does not include a copy of the final settlement statement for the subject transaction.
XXXXXXXX	XXXXXXXXX	437221281	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   Guideline 14.1:  Hazard Insurance (pg. 75) indicates, "Starwood Non-Agency Lending will accept hazard insurance policies from a carrier rated:  “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company;  “A” or better rating in XXX  Hazard Insurance Financial Stability Ratings - XXX .; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
															COMMENT: The file does not include a copy of the final settlement statement for the subject transaction.
XXXXXXXX	XXXXXXXXX	437221267	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   Guideline 14.1:  Hazard Insurance (pg. 75) indicates, "Starwood Non-Agency Lending will accept hazard insurance policies from a carrier rated:  “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company;  “A” or better rating in XXX  Hazard Insurance Financial Stability Ratings - XXX .; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
															COMMENT: The file does not include a copy of the final settlement statement for the subject transaction.
XXXXXXXX	XXXXXXXXX	437221262	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
															COMMENT: Guideline 14.1: Hazard Insurance (pg. 75) indicates, "Starwood Non-Agency Lending will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in XXX Hazard Insurance Financial Stability Ratings - XXX .; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.
XXXXXXXX	XXXXXXXXX	437221261	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   Guideline 14.1:  Hazard Insurance (pg. 75) indicates, "Starwood Non-Agency Lending will accept hazard insurance policies from a carrier rated:  “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company;  “A” or better rating in XXX  Hazard Insurance Financial Stability Ratings - XXX .; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
															COMMENT: The file does not include a copy of the final settlement statement for the subject transaction.
XXXXXXXX	XXXXXXXXX	437221257	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
															COMMENT: Guideline 14.1: Hazard Insurance (pg. 75) indicates, "Starwood Non-Agency Lending will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in XXX Hazard Insurance Financial Stability Ratings - XXX .; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.
XXXXXXXX	XXXXXXXXX	437221252	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   Guideline 14.1:  Hazard Insurance (pg. 75) indicates, "Starwood Non-Agency Lending will accept hazard insurance policies from a carrier rated:
															“B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in XXX Hazard Insurance Financial Stability Ratings - XXX .; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.
XXXXXXXX	XXXXXXXXX	437221341	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
															COMMENT: Guideline 12.1: Hazard Insurance (pg. 65) indicates, "Nations Direct Mortgage will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in XXX Hazard Insurance Financial Stability Ratings - XXX .; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.
XXXXXXXX	XXXXXXXXX	437221330	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   Guideline 12.1: Hazard Insurance (pg. 65) indicates, "Nations Direct Mortgage will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in XXX  Hazard Insurance Financial Stability Ratings - XXX .; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.

*** (CURED) Only Estimated HUD in file - EV R
															COMMENT: The file does not include a copy of the final signed settlement statement.
XXXXXXXX	XXXXXXXXX	437221328	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
															COMMENT: Guideline 12.1: Hazard Insurance (pg. 65) indicates, "Nations Direct Mortgage will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in XXX Hazard Insurance Financial Stability Ratings - XXX .; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.
XXXXXXXX	XXXXXXXXX	437221313	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   Guideline 12.1: Hazard Insurance (pg. 65) indicates, "Nations Direct Mortgage will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in XXX  Hazard Insurance Financial Stability Ratings - XXX .; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   The file does not include a copy of the final settlement statement for the subject transaction.

*** (CURED) Not all borrowers signed HUD - EV R
															COMMENT: The file does not include a copy of the signed, final settlement statement for the subject transaction.
XXXXXXXX	XXXXXXXXX	437221311	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
															COMMENT: Guideline 12.1: Hazard Insurance (pg. 65) indicates, "Nations Direct Mortgage will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in XXX Hazard Insurance Financial Stability Ratings - XXX .; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.
XXXXXXXX	XXXXXXXXX	437221307	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
															COMMENT: Guideline 12.1: Hazard Insurance (pg. 65) indicates, "Nations Direct Mortgage will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in XXX Hazard Insurance Financial Stability Ratings - XXX .; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.
XXXXXXXX	XXXXXXXXX	437221300	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
															COMMENT: Guideline 12.1: Hazard Insurance (pg. 65) indicates, "Nations Direct Mortgage will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in XXX Hazard Insurance Financial Stability Ratings - XXX .; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.
XXXXXXXX	XXXXXXXXX	437221298	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
															COMMENT: Guideline 12.1: Hazard Insurance (pg. 65) indicates, "Nations Direct Mortgage will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in XXX Hazard Insurance Financial Stability Ratings - XXX .; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.
XXXXXXXX	XXXXXXXXX	437221290	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
															COMMENT: Guideline 12.1: Hazard Insurance (pg. 65) indicates, "Nations Direct Mortgage will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in XXX Hazard Insurance Financial Stability Ratings - XXX .; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.
XXXXXXXX	XXXXXXXXX	437221284	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
															COMMENT: Guideline 12.1: Hazard Insurance (pg. 65) indicates, "Nations Direct Mortgage will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in XXX Hazard Insurance Financial Stability Ratings - XXX .; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.
XXXXXXXX	XXXXXXXXX	437221274	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   Guideline 12.1: Hazard Insurance (pg. 65) indicates, "Nations Direct Mortgage will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in XXX  Hazard Insurance Financial Stability Ratings - XXX .; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.

*** (CURED) Missing required 1-4 family rider - EV R
COMMENT:   The 1-4 family rider for the subject mortgage instrument is not found in the file documents.

*** (CURED) Mortgage missing / unexecuted - EV R
COMMENT:   The mortgage instrument is not found in the file documents.

*** (CURED) Not all borrowers signed HUD - EV R
COMMENT:   A copy of the final signed settlement statement for this transaction is not found in the file documents.

*** (CURED) Note is missing or unexecuted - EV R
COMMENT:   A copy of the note for this transaction is not found in the file documents.

*** (CURED) Prepayment Rider Missing - EV R
															COMMENT: The prepayment addendum to the note for this transaction is not found in the file documents.
XXXXXXXX	XXXXXXXXX	437221353	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT:   A copy of the hazard insurance rating is not found in the file documents.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
															COMMENT: The file does not include a copy of the final signed settlement statement for the subject transaction.
XXXXXXXX	XXXXXXXXX		437221253	XXXX	3	1	3	1	1	1	1	1			*** (CURED) Hazard Insurance - EV R COMMENT: A copy of the hazard insurance rating is not found in the file documents.
XXXXXXXX	XXXXXXXXX	437221229	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Guaranty is Missing - EV R
COMMENT:   Loan closed in the name of a Trust,  XXX and  XXX, Co-Trustees of the  XXX Trust Dated XX/XX/XXXX .  A Personal Guaranty must be executed all borrowers when the loan is closed in the name of an entity.  Loan file is missing a Personal Guaranty for  XXX.

*** (CURED) Missing Documentation - EV R
															COMMENT: The Business Purpose & Occupancy Affidavit on page 43 is not executed. The file did not include the executed business purpose certification.
XXXXXXXX	XXXXXXXXX	437221355	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Final Application is missing - EV R
COMMENT:   The final signed application is missing.

*** (CURED) Hazard Insurance - EV R
															COMMENT: The hazard insurance rating agency certification is not found in the file.
XXXXXXXX	XXXXXXXXX		437221227	XXXX	3	1	3	1	1	1	1	1			*** (CURED) Final Application is missing - EV R COMMENT: The final executed loan application is missing from the file.
XXXXXXXX	XXXXXXXXX		437221335	XXXX	3	1	3	1	1	1	1	1			*** (CURED) Final Application is missing - EV R COMMENT: A copy of the final signed and date loan application is not found in the file.
XXXXXXXX	XXXXXXXXX	437221318	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Final 1003 is Missing - EV R
COMMENT:   The final dated loan application is not in the file.

*** (CURED) Hazard Insurance - EV R
COMMENT:   Guideline 14.1: Hazard Insurance (pg. 75) indicates, "Starwood Non-Agency Lending will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in XXX  Hazard Insurance Financial Stability Ratings - XXX .; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   The final settlement statement for the subject transaction is not found in the file.

*** (CURED) Not all borrowers signed HUD - EV R
															COMMENT: The final, signed settlement statement for the subject transaction is not found in the file.
XXXXXXXX	XXXXXXXXX		437221325	XXXX	3	1	3	1	1	1	1	1			*** (CURED) Final 1003 is Missing - EV R COMMENT: Final and signed 1003 is missing from file.
XXXXXXXX	XXXXXXXXX	437221312	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Final 1003 is Missing - EV R
COMMENT:   A copy of the final signed loan application is not found in the file.

*** (CURED) Hazard Insurance - EV R
															COMMENT: Guideline 14.1: Hazard Insurance (pg. 75) indicates, "Starwood Non-Agency Lending will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in XXX Hazard Insurance Financial Stability Ratings - XXX .; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.
XXXXXXXX	XXXXXXXXX	437221354	XXXX	3	1	3	1	1	1	1	1	*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT:   Unable to validate the borrower's income.  The final application in the file shows the borrower is the owner of  XXX.  However the CPA letter verifies the borrower is the owner of  XXX.  Business bank statements also show the name of  XXX, not  XXX which is stated on the application.  Unable to calculate the DTI or verify the borrower's employment due to the conflicting information in the file.

*** (CURED) Missing income documentation (ATR) - EV R
COMMENT:   Unable to validate the borrower's income.  The final application in the file shows the borrower is the owner of  XXX.  However the CPA letter verifies the borrower is the owner of  XXX.  Business bank statements also show the name of  XXX, not  XXX which is stated on the application.  Unable to calculate the DTI or verify the borrower's employment due to the conflicting information in the file.

*** (CURED) Missing sufficient employment documentation (ATR) - EV R
COMMENT:   Unable to validate the borrower's income.  The final application in the file shows the borrower is the owner of  XXX.  However the CPA letter verifies the borrower is the owner of  XXX.  Business bank statements also show the name of  XXX, not  XXX which is stated on the application.  Unable to calculate the DTI or verify the borrower's employment due to the conflicting information in the file.

*** (CURED) Missing Title evidence - EV R
															COMMENT: Missing evidence of title in the file.
XXXXXXXX	XXXXXXXXX	437221315	XXXX	3	1	3	1	1	1	1	1	*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT:   Front underwrite does not include the previous mortgage for the property located at  XXX.  No documentation in file to support the exclusion.  Including the mortgage payment into the DTI exceed the 3% DTI tolerance.

*** (CURED) Missing income documentation (ATR) - EV R
															COMMENT: Missing documentation to verify ownership amount for each borrower.
XXXXXXXX	XXXXXXXXX	437221635	XXXX	3	1	3	1	3	1	1	1	*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   51.282% DTI exceeds the maximum allowed per guidelines of 50%.  Lender did not include a monthly lease payment of  $XXX  to  XXX which is reflected on the credit report.

*** (CURED) Income documentation does not meet guidelines - EV R
															COMMENT: Loan approved using 12 months business bank statement income, however only 9 months business bank statements provided. Missing business bank statements fromXX/XX/XXXX ,XX/XX/XXXX andXX/XX/XXXX .
XXXXXXXX	XXXXXXXXX		437221711	XXXX	2	1	2	1	2	1	1	1			*** (CURED) Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) - EV R COMMENT: The CHARM Booklet is missing. The defect can be resolved by providing the missing disclosure.
XXXXXXXX	XXXXXXXXX	437221200	XXXX	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed #2 - EV R
COMMENT:   This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The decrease to lender credits on the  disclosure issued on XX/XX/XXXX   was not accepted. Although the decrease appears to be valid, because a COC was not provided, auditor is unable to determine if the revised CD was disclosed within 3 business days of the decrease.  A cost to cure in the amount of  $XXX   is required. The defect can be cured by reimbursing the consumer or by providing the date of the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) TRID - Zero tolerance violation - EV R
															COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Points on disclosure XX/XX/XXXX was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within 3 business days of the change. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a date for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
XXXXXXXX	XXXXXXXXX	437221234	XXXX	3	1	1	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The decrease to lender credits on the  disclosure issued on XX/XX/XXXX  was not accepted. Although the decrease appears to be valid, because a COC was not provided, auditor is unable to determine if the revised CD was disclosed within 3 business days of the decrease.  A cost to cure in the amount of  $XXX  is required. The defect can be cured by reimbursing the consumer or by providing the date of the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
															COMMENT: A revised disclosure was not provided to the consumer within 3 business days of the rate lock date, XX/XX/XXXX . Per regulation, when there is a rate lock, the creditor must provide a revised disclosure within three business days.
XXXXXXXX	XXXXXXXXX	437221202	XXXX	2	1	1	1	2	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
															COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Loan Discount Fee Points $XXX on disclosure XX/XX/XXXX was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within 3 business days of the change. A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or by providing a date for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
XXXXXXXX	XXXXXXXXX	437221199	XXXX	3	2	1	1	3	1	1	2	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on XX/XX/XXXX  was not accepted because a valid change of circumstance was not provided: Loan Discount Fee, Appraisal Fee, and Appraisal Re-inspection Fee. A cost to cure in the amount of  $XXX  is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
															COMMENT: There is no evidence of an initial CD provided to the non-borrower. Per regulation, CD(s) must be provided to all who have the right to rescind. The defect can be resolved by providing evidence showing the non-borrower received the disclosure timely. If disclosure was received electronically, the Econsent is required as well.
XXXXXXXX	XXXXXXXXX	437221340	XXXX	3	1	3	1	3	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test and the charges that cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(i)) Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at  $XXX  and will not reset. The violation may be cured if documentation is provided showing disclosures were delivered timely.

*** (CURED) Missing Documentation - EV R
COMMENT:   Missing copy of the signed purchase agreement in the file.

*** (CURED) Homeownership Counseling List - EV R
COMMENT:   The Homeownership Counseling Disclosure (HOC) dated XX/XX/XXXX  was not disclosed within 3 days of the application date, XX/XX/XXXX . The defect can be resolved by providing evidence that shows the disclosure was provided within 3-business days of application.

*** (CURED) Missing sufficient employment documentation (ATR) - EV R
COMMENT:   Missing verification of employment for the borrower to verify they have been employed for at least 2 years.

*** (CURED) TRID- Initial LE timing fail - EV R
COMMENT:   This loan failed the initial loan estimate delivery date test (prior to consummation) ( 12 CFR §1026.19(e)(4)(ii) ). The Initial LE issued on XX/XX/XXXX  is less than seven business days before the Consummation Date, XX/XX/XXXX . In addition, the loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on XX/XX/XXXX  was not disclosed within 3 days of the application date, XX/XX/XXXX . If a Loan Estimate was given within 3 days of the application, the defect can be resolved by providing such disclosure.

*** (CURED) TRID- SPL late - EV R
															COMMENT: The Service Provider List issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX . As a result, fees that the borrower could shop for were tested under 10% tolerance. The defect can be resolved by providing the SPL that was provided to the consumer within 3 business days of application.
XXXXXXXX	XXXXXXXXX	437221231	XXXX	3	2	2	1	3	1	1	2	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   The loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) and Charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii)) Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at  $XXX  and will not reset. The violation may be cured if documentation is provided showing disclosures delivered timely.

*** (CURED) Homeownership Counseling List - EV R
COMMENT:   The Homeownership Counseling Disclosure (HOC) is missing. The defect can be cured by providing evidence that shows the disclosure was provided to the consumer within 3-business days of application, XX/XX/XXXX  .The defect can be resolved by providing evidence showing the document was issued to the consumer within 3 buisness days of application

*** (CURED) TRID- Initial CD delivery date test fail - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX  and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, the E-consent is required as well.

*** (CURED) TRID- Initial LE timing fail - EV R
															COMMENT: This loan failed the initial loan estimate delivery date test (from application) ( 12 CFR§1026.19(e)(1)(iii)(A) ) The Initial LE issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX . If a Loan Estimate was given within 3 days of the application, the defect can be resolved by providing such disclosure.
XXXXXXXX	XXXXXXXXX	437221238	XXXX	3	2	1	1	3	1	1	2	*** (CURED) ComplianceEase State Regulations Test Failed - EV R
COMMENT:   This loan failed the per diem interest amount test. (CA Bus. Prof. Code §2948.5) The per diem interest amount charged on the loan ( $XXX ) exceeds the per diem interest charge or credit threshold ( $XXX ). PLEASE NOTE: An additional  $XXX buffer was not included in the per diem interest charge or credit threshold displayed above based on the client preferences configured on the per diem interest settings page. The violation may be cured by providing a PCCD with the true disbursement date and the final charged per-diem amount and/or providing the method used for calculating daily interest (360 and 365 pre-paid interest days per year were tested and both failed).

*** (CURED) ROR funding date before end of required rescission period  - EV R
															COMMENT: The loan failed the Right of Rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place on XX/XX/XXXX and per the last revised CD/PCCD issued on XX/XX/XXXX , the loan disbursed on XX/XX/XXXX . Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX . The defect can be cured by providing the true funding date.
XXXXXXXX	XXXXXXXXX	437221218	XXXX	3	1	3	1	2	1	1	1	*** (CURED) Cash reserves less than required by guidelines - EV R
															COMMENT: Per guidelines loan requires 3 months PITI and 1 month for any additional NOO for a total of $XXX , file has reserves of $XXX . , used 70% on retirements assets and only the cash value of the life insurance.
XXXXXXXX	XXXXXXXXX	437221327	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Borrower(s) Hazard Insurance Requirements (Fail) - EV R
COMMENT:   The guidelines chapter 12: Insurance requires evidence of payment of the premium paid in full at time of closing.  The loan file is missing evidence of receipt of payment. The policy must also reflect the borrowers name and not the LLC as required on the lenders loan approval condition on page 475.

*** (CURED) Guaranty is Missing  - EV R
COMMENT:   A Personal Guaranty must be executed by all borrowers when the loan is closed in the name of an entity.  Loan file is missing a Personal Guaranty for  XXX.

*** (CURED) Missing Documentation - EV R
COMMENT:   The guidelines chapter 12: Insurance (flood) requires evidence of payment of the premium to ensure required coverage. The loan file is missing evidence of receipt of payment and the final HUD is missing. The policy must also reflect the borrowers name and not the LLC as required on the lenders loan approval condition on page 475.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
															COMMENT: The loan file contains the brokers itemization and the HUD-1 addendum that is signed by the borrower on date of closing XX/XX/XXXX (page 379). The file is missing the complete final HUD1 with correct closing figures.
XXXXXXXX	XXXXXXXXX	437221279	XXXX	3	1	3	1	1	1	1	1	*** (CURED) AUS: File does not contain all AUS Reports run - EV R
															COMMENT: There was no 1008 in file and the AUS was dated at time of application and does not reflect correct rate, P&I and updated credit report liabilities.
XXXXXXXX	XXXXXXXXX		437221710	XXXX	2	1	2	1	1	1	1	1			*** (CURED) Assets are not sufficient to close - EV R
XXXXXXXX	XXXXXXXXX	437221708	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Asset Verification insufficient - EV R
															COMMENT: Asset statements provided to verify the borrower’s required funds must cover at least 60 days for asset seasoning. The loan file only contained 1 month or 30 days documentation for the borrower’s business savings account, XXX Business Savings account #XXX #XXX, #XXX, dated XX/XX/XXXX - XX/XX/XXXX, on page 283 of the loan file, which was used to verify the borrower’s required assets. The loan file was missing an additional 1 month bank statement for this account for the required asset seasoning of 60 days.
XXXXXXXX	XXXXXXXXX	437221288	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Asset do not meet guidelines - EV R
COMMENT:   Guideline Section 6.3 Asset Eligibility; Business Assets (pgs. 38-39) indicates, "Borrower will just need to document a 51% or higher ownership of the company where the business funds are coming from."  The file includes copies of the borrower's business bank account statements, but documentation supporting the borrower ownership percentage in the business are not found in the file.

*** (CURED) Hazard Insurance - EV R
															COMMENT: Guideline 12.1: Hazard Insurance (pg. 65) indicates, "Nations Direct Mortgage will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in XXX Hazard Insurance Financial Stability Ratings - XXX .; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.
XXXXXXXX	XXXXXXXXX	437221347	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Application Missing - EV R
COMMENT:   The final signed loan application is not found in the file documents.

*** (CURED) Hazard Insurance - EV R
COMMENT:   Guideline 12.1: Hazard Insurance (pg. 65) indicates, "Nations Direct Mortgage will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in XXX  Hazard Insurance Financial Stability Ratings - XXX .; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   The final settlement statement is not found in the file documents.

*** (CURED) Not all borrowers signed HUD - EV R
															COMMENT: The final, signed settlement statement is not found in the file documents.
XXXXXXXX	XXXXXXXXX	437221306	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Application Missing - EV R
COMMENT:   The file does not include a copy of the final signed loan application.

*** (CURED) Hazard Insurance - EV R
COMMENT:   Guideline 14.1: Hazard Insurance (pg. 75) indicates, "Starwood Non-Agency Lending will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in XXX  Hazard Insurance Financial Stability Ratings - XXX .; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
															COMMENT: The file does not include a copy of the final signed settlement statement.
XXXXXXXX	XXXXXXXXX	437221304	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Application Missing - EV R
COMMENT:   The file does not include a copy of the final signed loan application.

*** (CURED) Hazard Insurance - EV R
															COMMENT: Guideline 14.1: Hazard Insurance (pg. 75) indicates, "Starwood Non-Agency Lending will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in XXX Hazard Insurance Financial Stability Ratings - XXX .; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.
XXXXXXXX	XXXXXXXXX	437221256	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Application Missing - EV R
COMMENT:   The file does not include a copy of the final signed loan application.

*** (CURED) Hazard Insurance - EV R
COMMENT:   Guideline 12.1: Hazard Insurance (pg. 65) indicates, "Nations Direct Mortgage will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in XXX  Hazard Insurance Financial Stability Ratings - XXX .; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.

*** (CURED) Missing required 1-4 family rider - EV R
COMMENT:   The signed copy of the 1-4 family rider to the mortgage instrument is not found in the file.

*** (CURED) Mortgage missing / unexecuted - EV R
COMMENT:   The file does not include a copy of the signed mortgage instrument for the subject loan transaction.

*** (CURED) Note is missing or unexecuted - EV R
COMMENT:   The file does not include a signed copy of the note for the subject loan transaction.

*** (CURED) Prepayment Rider Missing - EV R
COMMENT:   The final, signed pre-payment rider to the mortgage is not found in the file.

*** (CURED) Required rider to note is missing - EV R
															COMMENT: The final signed prepayment addendum to the note is not found in the file.
XXXXXXXX	XXXXXXXXX	437221277	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Application Missing - EV R
COMMENT:   The file does not include a copy of the final signed loan application, a required document.

*** (CURED) Hazard Insurance - EV R
COMMENT:   Guideline 14.1: Hazard Insurance (pg. 75) indicates, "Starwood Non-Agency Lending will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in XXX  Hazard Insurance Financial Stability Ratings - XXX .; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
															COMMENT: The file does not include a signed copy of the final settlement statement for the subject transaction.
XXXXXXXX	XXXXXXXXX	437221248	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Application Missing - EV R
COMMENT:   The file does include a copy of the final signed loan application.

*** (CURED) Hazard Insurance - EV R
															COMMENT: Guideline 14.1: Hazard Insurance (pg. 75) indicates, "Starwood Non-Agency Lending will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in XXX Hazard Insurance Financial Stability Ratings - XXX .; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.
XXXXXXXX	XXXXXXXXX		437221342	XXXX	3	1	3	1	1	1	1	1			*** (CURED) Application Missing - EV R COMMENT: Missing fully executed final 1003 from the loan file.
XXXXXXXX	XXXXXXXXX		437221283	XXXX	3	1	3	1	1	1	1	1			*** (CURED) Application Missing - EV R COMMENT: Missing copy of the final, signed application in the file.
XXXXXXXX	XXXXXXXXX	437221272	XXXX	3	1	3	1	3	1	1	1	*** (CURED) Application Missing - EV R
COMMENT:   Final 1003 is missing from the file.

*** (CURED) Missing TRID RESPA Disclosures - EV R
															COMMENT: The Initial Escrow Account Statement is missing from the loan file. The defect can be cured by providing the IEAD.
XXXXXXXX	XXXXXXXXX	XXXXXXXXX	437221650	XXXX	3	1	3	1	1	1	1	1			*** (CURED) Amount of title insurance is less than mortgage amount - EV R COMMENT: The title policy reflects an insured amount of $XXX , which is less than the loan amount of $XXX .
XXXXXXXX	XXXXXXXXX	437221639	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
															COMMENT: The Title Commitment proposed mortgagee coverage amount was insufficient at $XXX , page 186. The loan amount was $XXX . Provide the Final Title Policy for review.
XXXXXXXX	XXXXXXXXX	437221336	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The copy of the preliminary title report in the file does not include the amount of lender coverage for the subject transaction.  Guideline 14.3: Title Insurance (pg. 78), Title Policy Requirements - indicates, "The amount of coverage must be equal to the face value of the loan amount;".

*** (CURED) Hazard Insurance - EV R
COMMENT:   Guideline 14.1:  Hazard Insurance (pg. 75) indicates, "Starwood Non-Agency Lending will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company;  “A” or better rating in XXX  Hazard Insurance Financial Stability Ratings - XXX .; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
															COMMENT: The file does not include a signed copy of the final settlement statement for the subject transaction.
XXXXXXXX	XXXXXXXXX	437221333	XXXX	3	1	3	3	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The copy of the preliminary title report in the file does not include a sufficient amount of lender coverage for the subject transaction.  Guideline 14.3 Title Insurance (pg.77-78 ), Title Policy Requirements - indicates, "The amount of coverage must be equal to the face value of the loan amount;".

*** (CURED) Hazard Insurance - EV R
COMMENT:   Guideline 14.1: Hazard Insurance (pg. 75) indicates, "Starwood Non-Agency Lending will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in XXX  Hazard Insurance Financial Stability Ratings - XXX .; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.

*** (CURED) Value used by lender not supported - EV R
															COMMENT: The file includes an appraisal transfer letter, which requires a CDA valuation be obtained, but no such valuation is found in the file. Guideline 9.3: Appraisal Requirements; Use of an Outside Appraisal (pg. 56), indicates, "A CDA must be completed which supports the appraiser’s opinion of value for each transferred appraisal."
XXXXXXXX	XXXXXXXXX	437221266	XXXX	3	1	3	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The copy of the preliminary title report in the file  $XXX  as the amount of lender coverage for the subject transaction.  Guideline 14.3: Title Insurance (pg. 78), Title Policy Requirements - indicates, "The amount of coverage must be equal to the face value of the loan amount;".

*** (CURED) Hazard Insurance - EV R
															COMMENT: Guideline 14.1: Hazard Insurance (pg. 75) indicates, "Starwood Non-Agency Lending will accept hazard insurance policies from a carrier rated: “B” or better financial strength rating in Best’s Insurance Reports - A.M. Best Company; “A” or better rating in XXX Hazard Insurance Financial Stability Ratings - XXX .; “BBB” - Standard and Poor’s Inc. The file does not include a copy of the hazard insurance rating certification.
XXXXXXXX	XXXXXXXXX		437221717	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221716	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221715	XXXX	3	1	3	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221714	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221712	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221709	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221706	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221705	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221703	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221702	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221700	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221699	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221697	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221696	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221695	XXXX	3	1	3	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221693	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221692	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221690	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221686	XXXX	3	1	3	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221685	XXXX	3	1	3	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221684	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221683	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221682	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221678	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221673	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221672	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221671	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221670	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221668	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221667	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221665	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221664	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221663	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221662	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221660	XXXX	3	1	3	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221659	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221658	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221657	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221656	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221655	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221654	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221653	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221652	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221651	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221649	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221648	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221647	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221646	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221645	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221644	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221640	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221638	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221633	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221356	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221351	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221350	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221348	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221345	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221344	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221339	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221338	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221337	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221331	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221321	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221316	XXXX	3	1	3	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221308	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221302	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221296	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221292	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221291	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221287	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221282	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221273	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221264	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221263	XXXX	2	1	1	1	2	1	1	1
XXXXXXXX	XXXXXXXXX		437221250	XXXX	3	1	3	1	3	1	1	1
XXXXXXXX	XXXXXXXXX		437221249	XXXX	3	1	3	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221247	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221245	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221241	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221235	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221233	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221228	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221225	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221224	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221222	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221221	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221220	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221219	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221217	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221215	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221213	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221207	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221206	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221201	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221198	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221197	XXXX	1	1	1	1	1	1	1	1
XXXXXXXX	XXXXXXXXX		437221195	XXXX	1	1	1	1	1	1	1	1